Share Capital (Details) - CAD ($)															12 Months Ended		15 Months Ended
	Oct. 18, 2025	Oct. 17, 2025	Sep. 29, 2025	Sep. 15, 2025	Aug. 27, 2025	Jun. 12, 2025	Apr. 15, 2025	Mar. 12, 2025	Mar. 11, 2025	Oct. 09, 2024	Aug. 08, 2024	May 24, 2024	May 08, 2024	Oct. 19, 2023	Dec. 31, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 18, 2025	Sep. 30, 2023
Share Capital [Line items]
Common shares issued																		36,225,457
Aggregate gross proceeds																$ 12,188,380	$ 119,858,822
Share issuance costs																12,188,380
Proceeds from exercise of warrants												$ 3,750				$ 3,750	$ 860,205
Warrants closing price per share													$ 9,231,400
Issuance of common shares								150,000			146,923
Shares of stock options								85,000
Warrant exercisable price per share														$ 0.15
Exercise Price per shares								$ 0.6			$ 450,000				$ 6.17	$ 0.56	$ 0.87
Exercise of warrants														1			28,090,298
Issued for proceeds															$ 4,213,544		$ 4,213,544
Share-based compensation																$ 630,626	$ 2,285,246
Outstanding Warrants																	9 months 18 days
Number of options granted in exercise price															5,110,000
Top of Range [Member]
Share Capital [Line items]
Shares of stock options	675,000							50,000
Exercise Price per shares	$ 0.55							$ 0.55
Fair value											$ 91,094
Bottom of Range [Member]
Share Capital [Line items]
Shares of stock options	575,000							15,000
Exercise Price per shares	$ 0.42							$ 0.54
Fair value											$ 46,500
Private Placement [Member]
Share Capital [Line items]
Common shares issued									23,000,000
Common shares issued price per share									$ 1.4
Aggregate gross proceeds									$ 32,200,000
Share issuance costs									$ 2,163,272
Numbers of underwriters option									3,000,000
Common Shares [Member]
Share Capital [Line items]
Authorized share capital, unlimited															Unlimited		Unlimited
Common shares, no par value																	no
Share capital, issued and fully paid															130,910,687	81,221,620	130,910,687		30,460,475
Common shares issued	474,365	2,330,000	23,000,000							25,000	75,000	25,000	20,514,222	30,000,000	37,500		37,500
Common shares issued price per share		$ 3.75	$ 3.75									$ 0.15	$ 0.45	$ 0.1
Aggregate gross proceeds		$ 8,737,500	$ 86,250,000											$ 3,000,000
Share issuance costs		$ 495,315	$ 4,715,510										$ 24,500	$ 43,443		$ 12,163,457
Purchase warrants price per share										$ 0.15
Proceeds from exercise of warrants										$ 3,750
Common Share Purchase Warrants [Member]
Share Capital [Line items]
Common shares issued			50,000	50,000	9,702	500,000	100,000
Purchase warrants price per share			$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15
Proceeds from exercise of warrants			$ 7,500	$ 7,500	$ 1,455	$ 75,000	$ 15,000